Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Software	$ 10,732	$ 10,063	$ 14,975
Software – related party		507
Hardware	18,829	16,181	83,983
Total net revenues	29,561	26,751	98,958
Software	(9,429)	(9,691)	(17,822)
Hardware	(17,526)	(15,464)	(80,567)
Total cost of revenues	(26,955)	(25,155)	(98,389)
Total gross profit	2,606	1,596	569
Sales and marketing expenses	(202)	(750)	(1,524)
General and administrative expenses	(24,624)	(33,304)	(24,776)
Research and development expenses	(5,294)	(8,162)	(5,278)
Total operating expenses	(30,120)	(42,216)	(31,578)
Other operating income	247		1,854
Operating loss	(27,267)	(40,620)	(29,155)
Interest income	4	5	15
Interest expense	(11,956)	(3,795)	(4,972)
Other income	2,376	231	1,330
Other expense	(3,207)	(210)
Gain (loss) on disposal of subsidiary	(303)	10,096
Contingency (loss) reversal	3,277	(3,065)
Gain (loss) on debt settlement	(17,199)	26
Change in fair value of contingent consideration for the acquisition of HHE	(111)
Foreign exchange gain (loss)	(2,661)	1,649	250
Loss from continuing operations, before income taxes	(57,047)	(35,683)	(32,532)
Income tax (expense) benefit	445	(406)	949
Net loss from continuing operations	(56,602)	(36,089)	(31,583)
Discontinued operations
(Loss) income from operations of discontinued entities		1,302	(4,151)
Net (loss) income on discontinued operations		1,302	(4,151)
Net loss	(56,602)	(34,787)	(35,734)
Net income (loss) attributable to noncontrolling interest – continuing operations	(737)	(1)	5
Net income (loss) attributable to noncontrolling interest – discontinued operations		716	(1,330)
Less: net income (loss) attributable to noncontrolling interest	(737)	715	(1,325)
Net loss attributable to Borqs Technologies, Inc.	(55,865)	(35,502)	(34,409)
Net loss attributable to ordinary shareholders	$ (55,865)	$ (35,502)	$ (34,409)
Net earnings (loss) per share from continuing operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share—Basic: (in Dollars per share)	$ (0.47)	$ (0.81)	$ (0.88)
Earnings (loss) per share—Diluted: (in Dollars per share)	(0.47)	(0.81)	(0.88)
Net (loss) earnings per share from discontinued operations attributable to Borqs Technologies, Inc.
(Loss) earnings per share—Basic: (in Dollars per share)		0.01	(0.08)
(Loss) earnings per share—Diluted: (in Dollars per share)		0.01	(0.08)
Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic: (in Dollars per share)	(0.47)	(0.8)	(0.96)
Loss per share—Diluted: (in Dollars per share)	$ (0.47)	$ (0.8)	$ (0.96)
Number of ordinary shares used in earnings per share computation:
Weighted-average number of ordinary shares used in calculating continuing operations—basic (in Shares)	117,931,503	44,515,013	35,919,014
Weighted-average number of ordinary shares used in calculating continuing operations—diluted (in Shares)	117,931,503	44,515,013	35,919,014
Weighted-average number of ordinary shares used in calculating discontinued operations—basic (in Shares)	117,931,503	44,515,013	35,919,014
Weighted-average number of ordinary shares used in calculating discontinued operations—diluted (in Shares)	117,931,503	44,515,013	35,919,014